Composition of Long Term Debt, Weighted Average Contract Interest Rate on Long Term Debt and Repayment Due Dates (Detail) - Entity [Domain] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Debt Instrument [Line Items]
Long-Term Debt	¥ 4,132,945	¥ 3,852,668
Weighted average rate	1.40%	1.60%
Banks Fixed Rate
Debt Instrument [Line Items]
Long-Term Debt	¥ 485,910	¥ 415,709
Weighted average rate	1.70%	2.30%
Minimum maturity date	2016	2015
Maximum maturity date	2031	2030
Banks Floating Rate
Debt Instrument [Line Items]
Long-Term Debt	¥ 1,622,729	¥ 1,469,886
Weighted average rate	1.00%	1.10%
Minimum maturity date	2016	2015
Maximum maturity date	2032	2030
Insurance Companies And Others Fixed Rate
Debt Instrument [Line Items]
Long-Term Debt	¥ 328,639	¥ 287,403
Weighted average rate	1.20%	1.40%
Minimum maturity date	2016	2015
Maximum maturity date	2025	2024
Insurance Companies And Others Floating Rate
Debt Instrument [Line Items]
Long-Term Debt	¥ 250,156	¥ 251,021
Weighted average rate	0.70%	0.70%
Minimum maturity date	2017	2017
Maximum maturity date	2028	2028
Unsecured Bonds
Debt Instrument [Line Items]
Long-Term Debt	¥ 1,118,766	¥ 1,128,788
Weighted average rate	1.80%	1.90%
Minimum maturity date	2016	2015
Maximum maturity date	2025	2024
Unsecured Notes Under Medium Term Note Program
Debt Instrument [Line Items]
Long-Term Debt	¥ 35,110	¥ 46,034
Weighted average rate	2.90%	3.20%
Minimum maturity date	2016	2016
Maximum maturity date	2018	2018
Payables Under Securitized Lease Receivables
Debt Instrument [Line Items]
Long-Term Debt	¥ 157,773	¥ 122,723
Weighted average rate	0.50%	0.80%
Minimum maturity date	2020	2018
Maximum maturity date	2021	2019
Payables Under Securitized Loan Receivables And Investment In Securities
Debt Instrument [Line Items]
Long-Term Debt	¥ 133,862	¥ 131,104
Weighted average rate	3.20%	4.10%
Minimum maturity date	2018	2018
Maximum maturity date	2039	2040